SUBSEQUENT EVENTS (Details Narrative) - USD ($)			1 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2021	Feb. 05, 2021	Nov. 08, 2021	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Apr. 21, 2016
Subsequent Event [Line Items]
Proceeds from sale of common stock					$ 2,113,000			$ 63,578
Debt description				On June 30, 2021 the company issued common stock to pay Series B Preferred shareholders $455,926 of accrued dividends at $0.35 per common share.
Subsequent Event [Member]
Subsequent Event [Line Items]
Debt Conversion, Converted Instrument, Shares Issued			384,454
Sale of Stock, Number of Shares Issued in Transaction			756,000
Sale of Stock, Price Per Share			$ 0.75
Proceeds from Issuance or Sale of Equity			$ 567,000
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right			270,000
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.35
Proceeds from Warrant Exercises			$ 94,500
Subsequent Event [Member] | Principal [Member]
Subsequent Event [Line Items]
Debt converted			110,000
Subsequent Event [Member] | Accrued Interest [Member]
Subsequent Event [Line Items]
Debt converted			$ 22,809
Common Stock [Member]
Subsequent Event [Line Items]
Proceeds from sale of common stock				$ 1,508,000
Common Stock [Member] | Principal [Member]
Subsequent Event [Line Items]
Debt converted				439,750
Common Stock [Member] | Interest [Member]
Subsequent Event [Line Items]
Debt converted				$ 125,376
Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Conversion of stock shares converted		117.372
Price per share		$ 10,000
Preferred stock conversion price		$ 0.35			$ 0.75
Shares issued for dividends	$ 455,926
Preferred stock dividends per share	$ 0.35
Sale of Stock, Price Per Share									$ 0.35
Series B Preferred Stock [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Shares issued upon conversion		3,353,486